Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 2,483	SFr 2,218	SFr 2,640	SFr 4,701	SFr 5,311
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	16	12	11	28	23
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	514	345	513	859	983
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	732	694	749	1,426	1,559
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	846	845	896	1,691	1,788
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 375	SFr 322	SFr 471	697	958
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				4,697	5,246
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				46	44
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				861	983
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,433	1,560
Bank | Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,612	1,693
Bank | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				SFr 745	SFr 966